UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01597

STEWARD FUNDS, INC.

(Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PARKWAY SOUTH, SUITE 250

HOUSTON, TX 77042

(Address of principal executive offices) (Zip Code)

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800-262-6631)

Date of fiscal year end: April 30

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2015 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.1%)

AEROSPACE & DEFENSE (2.0%)
General Dynamics Corp.	3,590	$478,224
Honeywell International, Inc.	10,160	993,242
L-3 Communications Holdings, Inc.	4,290	528,185
Lockheed Martin Corp.	3,876	730,122
Northrop Grumman Corp.	2,530	397,083
Precision Castparts Corp.	1,774	354,977
Raytheon Co.	3,890	389,195
Rockwell Collins, Inc.	1,260	107,881
Textron, Inc.	2,450	104,272
The Boeing Co.	7,978	1,159,762
United Technologies Corp.	10,840	1,244,215
		6,487,158
AIR FREIGHT & LOGISTICS (0.6%)
C.H. Robinson Worldwide, Inc.	6,670	475,037
FedEx Corp.	3,116	526,947
United Parcel Service, Inc., Class B	9,240	913,282
		1,915,266
AIRLINES (0.9%)
Delta Air Lines, Inc.	32,290	1,527,640
Southwest Airlines Co.	33,230	1,501,331
		3,028,971
AUTO COMPONENTS (0.5%)
BorgWarner, Inc.	1,040	56,170
Delphi Automotive PLC	2,510	172,512
Goodyear Tire & Rubber Co.	25,890	627,574
Johnson Controls, Inc.	12,510	581,340
		1,437,596
AUTOMOBILES (1.0%)
Ford Motor Co.	100,180	1,473,648
General Motors Co.	46,170	1,506,065
Harley-Davidson, Inc.	1,890	116,613
		3,096,326
BANKS (4.8%)
Bank of America Corp.	149,649	2,267,182
BB&T Corp.	19,220	678,274
Citigroup, Inc.	45,750	2,147,963
Comerica, Inc.	6,450	267,675
Fifth Third Bancorp	25,650	443,745
Huntington Bancshares, Inc.	26,630	266,833
JPMorgan Chase & Co.	52,004	2,827,978
KeyCorp	36,690	476,603
M&T Bank Corp.	1,640	185,582
PNC Financial Services Group, Inc.	10,144	857,574
Regions Financial Corp.	5,542	48,215
SunTrust Banks, Inc.	17,490	671,966
U.S. Bancorp	21,340	894,359
Wells Fargo & Co.	53,588	2,782,289
Zions Bancorp	17,920	429,363
		15,245,601
BEVERAGES (2.6%)
Coca-Cola Co.	60,570	2,493,667
Coca-Cola Enterprises, Inc.	12,580	529,618
Dr Pepper Snapple Group, Inc.	15,360	1,186,867
Monster Beverage Corp.(a)	10,200	1,192,890
PepsiCo, Inc.	32,011	3,001,992
		8,405,034
BIOTECHNOLOGY (3.8%)
Alexion Pharmaceuticals, Inc.(a)	8,252	1,512,097
Amgen, Inc.	13,986	2,129,508
Biogen Idec, Inc.(a)	4,338	1,688,176
Celgene Corp.(a)	18,300	2,180,628
Gilead Sciences, Inc.(a)	26,810	2,810,492
Regeneron Pharmaceuticals, Inc.(a)	3,442	1,434,144
Vertex Pharmaceuticals, Inc.(a)	2,920	321,609
		12,076,654
BUILDING PRODUCTS (0.0%)
Allegion PLC	463	25,007
Masco Corp.	3,500	86,940
		111,947
CAPITAL MARKETS (2.1%)
Affiliated Managers Group, Inc.(a)	799	164,211
Ameriprise Financial, Inc.	5,396	674,176
Bank of New York Mellon Corp.	22,171	798,156
BlackRock, Inc.	1,759	598,957
Charles Schwab Corp.	12,050	313,059
E*TRADE Financial Corp.(a)	2,088	48,129
Franklin Resources, Inc.	3,980	205,089
Goldman Sachs Group, Inc.	7,719	1,330,833
Invesco Ltd.	4,030	148,022
Legg Mason, Inc.	8,990	498,406
Morgan Stanley	33,930	1,147,173
Northern Trust Corp.	2,110	137,952
State Street Corp.	4,687	335,167
T. Rowe Price Group, Inc.	2,570	202,310
		6,601,640
CHEMICALS (2.0%)
Air Products & Chemicals, Inc.	2,230	324,710
Airgas, Inc.	710	79,975
CF Industries Holdings, Inc.	661	201,856
Dow Chemical Co.	18,560	838,170
E.I. du Pont de Nemours & Co.	11,810	840,990
Ecolab, Inc.	7,180	745,069
FMC Corp.	1,100	63,250
International Flavors & Fragrances, Inc.	1,530	162,348
Lyondellbasell Industries NV, Class A	7,670	606,620
Monsanto Co.	5,510	650,070
PPG Industries, Inc.	1,883	419,683
Praxair, Inc.	4,220	508,890
The Mosaic Co.	3,690	179,666
The Sherwin-Williams Co.	3,016	818,150
		6,439,447
COMMERCIAL SERVICES & SUPPLIES (0.5%)
Cintas Corp.	6,110	480,857
Pitney Bowes, Inc.	2,780	66,664
Republic Services, Inc., Class A	5,976	237,128
Stericycle, Inc.(a)	1,100	144,419
The ADT Corp.	2,195	75,508
Tyco International PLC	4,870	198,745
Waste Management, Inc.	8,880	456,698
		1,660,019
COMMUNICATIONS EQUIPMENT (1.3%)
Cisco Systems, Inc.	58,930	1,553,690
F5 Networks, Inc.(a)	7,190	802,548
Harris Corp.	790	53,033
Juniper Networks, Inc.	11,980	272,305
Motorola Solutions, Inc.	2,001	124,882
QUALCOMM, Inc.	23,720	1,481,551
		4,288,009

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2015 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
CONSTRUCTION & ENGINEERING (0.5%)
Fluor Corp.	13,270	$711,139
Jacobs Engineering Group, Inc.(a)	21,110	804,291
Quanta Services, Inc.(a)	1,670	44,222
		1,559,652
CONSTRUCTION MATERIALS (0.2%)
Martin Marietta Materials, Inc.	4,520	486,985
Vulcan Materials Co.	1,343	94,695
		581,680
CONSUMER FINANCE (0.9%)
American Express Co.	11,040	890,818
Capital One Financial Corp.	12,858	941,334
Discover Financial Services	5,330	289,845
Navient Corp.	31,430	620,428
		2,742,425
CONTAINERS & PACKAGING (0.3%)
Avery Dennison Corp.	5,420	283,303
Ball Corp.	1,070	67,763
MeadWestvaco Corp.	1,550	77,934
Owens-Illinois, Inc.(a)	16,940	395,549
Sealed Air Corp.	1,890	76,545
		901,094
DISTRIBUTORS (0.1%)
Genuine Parts Co.	1,890	175,657

DIVERSIFIED CONSUMER SERVICES (0.0%)
H&R Block, Inc.	3,250	111,410

DIVERSIFIED FINANCIAL SERVICES (2.3%)
Berkshire Hathaway, Inc., Class B(a)	29,930	4,307,226
CME Group, Inc.	3,405	290,447
IntercontinentalExchange Group, Inc.	1,381	284,113
Leucadia National Corp.	42,630	966,422
McGraw Hill Cos., Inc.	3,900	348,816
Moody's Corp.	8,640	789,091
The NASDAQ OMX Group, Inc.	7,800	355,680
		7,341,795
DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
AT&T, Inc.	72,887	2,399,440
CenturyLink, Inc.	16,004	594,868
Frontier Communications Corp.	10,190	68,426
Level 3 Communications, Inc.(a)	2,530	125,842
Verizon Communications, Inc.	47,990	2,193,623
Windstream Holdings, Inc.	6,544	52,025
		5,434,224
ELECTRIC UTILITIES (2.1%)
American Electric Power Co., Inc.	9,810	616,166
Duke Energy Corp.	11,944	1,040,800
Edison International	2,180	148,567
Entergy Corp.	6,270	548,688
Exelon Corp.	22,559	813,026
FirstEnergy Corp.	19,119	771,069
NextEra Energy, Inc.	5,760	629,222
Northeast Utilities	2,040	113,383
Pepco Holdings, Inc.	10,420	286,029
Pinnacle West Capital Corp.	3,110	218,260
PPL Corp.	11,890	422,095
Southern Co.	10,990	557,413
Xcel Energy, Inc.	12,390	464,997
		6,629,715
ELECTRICAL EQUIPMENT (0.5%)
AMETEK, Inc.	3,510	168,129
Eaton Corp. PLC	6,750	425,857
Emerson Electric Co.	12,100	688,974
Rockwell Automation, Inc.	1,800	196,056
		1,479,016
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.4%)
Amphenol Corp., Class A	10,480	562,881
Corning, Inc.	14,780	351,320
FLIR Systems, Inc.	650	19,630
TE Connectivity Ltd.	4,990	331,286
		1,265,117
ENERGY EQUIPMENT & SERVICES (2.4%)
Baker Hughes, Inc.	12,539	727,137
Cameron International Corp.(a)	1,110	49,706
Diamond Offshore Drilling, Inc.	22,280	702,488
Ensco PLC, Class A, Sponsored ADR	26,940	755,398
FMC Technologies, Inc.(a)	1,270	47,599
Halliburton Co.	16,220	648,638
Helmerich & Payne, Inc.	5,160	307,329
Nabors Industries Ltd.	105,370	1,212,809
National-Oilwell Varco, Inc.	12,806	697,030
Noble Corp.	61,290	994,124
Schlumberger Ltd.	14,299	1,178,095
Transocean Ltd.	25,550	416,465
		7,736,818
FOOD & STAPLES RETAILING (2.2%)
Costco Wholesale Corp.	7,210	1,030,958
CVS Corp.	20,455	2,007,863
SYSCO Corp.	17,640	690,959
The Kroger Co.	5,020	346,631
Walgreens Boots Alliance, Inc.	9,500	700,625
Wal-Mart Stores, Inc.	23,900	2,031,022
Whole Foods Market, Inc.	3,470	180,770
		6,988,828
FOOD PRODUCTS (2.0%)
Archer-Daniels-Midland Co.	23,440	1,093,007
Campbell Soup Co.	2,690	123,041
ConAgra Foods, Inc.	6,210	220,020
General Mills, Inc.	9,100	477,568
Hormel Foods Corp.	500	25,610
J.M. Smucker Co.	1,220	125,843
Kellogg Co.	4,780	313,472
Keurig Green Mountain, Inc.	7,950	974,352
Kraft Foods, Inc., Class A	10,606	692,996
McCormick & Co., Inc.	1,240	88,524
Mead Johnson Nutrition Co., Class A	2,080	204,859
Mondelez International, Inc., Class A	26,580	936,679
The Hershey Co.	1,940	198,288
Tyson Foods, Inc., Class A	22,880	893,235
		6,367,494
GAS UTILITIES (0.0%)
AGL Resources, Inc.	2,649	149,351

HEALTH CARE EQUIPMENT & SUPPLIES (2.3%)
Abbott Laboratories	29,900	1,338,324
Baxter International, Inc.	7,650	537,872
Becton, Dickinson & Co.	2,790	385,243
Boston Scientific Corp.(a)	13,937	206,407
C.R. Bard, Inc.	1,024	175,135
CareFusion Corp.(a)	9,540	565,722
DENTSPLY International, Inc.	1,560	78,039
Edwards Lifesciences Corp.(a)	6,840	857,394
Intuitive Surgical, Inc.(a)	1,377	680,899
Medtronic PLC	21,694	1,548,940

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2015 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
St. Jude Medical, Inc.	3,410	$224,617
Stryker Corp.	4,060	369,663
Varian Medical Systems, Inc.(a)	590	54,610
Zimmer Holdings, Inc.	1,860	208,506
		7,231,371
HEALTH CARE PROVIDERS & SERVICES (2.8%)
Aetna, Inc.	3,964	363,974
AmerisourceBergen Corp.	11,610	1,103,531
Anthem, Inc.	10,110	1,364,446
Cardinal Health, Inc.	10,510	874,327
CIGNA Corp.	2,680	286,304
DaVita, Inc.(a)	13,110	984,037
Express Scripts Holding Co.(a)	8,931	720,821
Humana, Inc.	6,580	963,575
Laboratory Corp. of America Holdings(a)	1,470	168,727
McKesson Corp.	2,875	611,369
Patterson Cos., Inc.	1,560	78,140
Quest Diagnostics, Inc.	2,390	169,857
UnitedHealth Group, Inc.	11,704	1,243,550
		8,932,658
HEALTH CARE TECHNOLOGY (0.2%)
Cerner Corp.(a)	7,760	514,876

HOTELS, RESTAURANTS & LEISURE (1.6%)
Carnival Corp.	10,910	479,604
Chipotle Mexican Grill, Inc.(a)	1,617	1,147,811
Marriott International, Inc., Class A	2,544	189,528
McDonald's Corp.	12,080	1,116,675
Royal Caribbean Cruises, Ltd.	1,950	147,322
Starbucks Corp.	8,060	705,492
Starwood Hotels & Resorts Worldwide, Inc.	2,500	179,925
Wyndham Worldwide Corp.	8,200	687,078
YUM! Brands, Inc.	4,600	332,488
		4,985,923
HOUSEHOLD DURABLES (1.5%)
D. R. Horton, Inc.	67,496	1,655,002
Garmin Ltd.	1,000	52,360
Harman International Industries, Inc.	5,904	765,335
Leggett & Platt, Inc.	8,260	352,124
Lennar Corp., Class A	29,180	1,310,474
Mohawk Industries, Inc.(a)	770	127,081
Newell Rubbermaid, Inc.	2,490	91,806
Pulte Group, Inc.	3,415	70,315
Whirlpool Corp.	2,461	489,936
		4,914,433
HOUSEHOLD PRODUCTS (1.6%)
Clorox Co.	2,490	265,708
Colgate-Palmolive Co.	16,060	1,084,371
Kimberly-Clark Corp.	6,500	701,740
Procter & Gamble Co.	34,681	2,923,261
		4,975,080
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.3%)
NRG Energy, Inc.	24,220	597,265
The AES Corp.	41,960	512,751
		1,110,016
INDUSTRIAL CONGLOMERATES (1.0%)
3M Co.	11,934	1,936,888
Danaher Corp.	11,420	940,780
Roper Industries, Inc.	2,620	404,371
		3,282,039
INSURANCE (5.0%)
ACE Ltd.	8,130	877,715
AFLAC, Inc.	13,280	758,022
American International Group, Inc.	32,684	1,597,267
Aon PLC	2,900	261,145
Assurant, Inc.	18,400	1,168,584
Chubb Corp.	6,050	592,295
Cincinnati Financial Corp.	8,602	434,487
Genworth Financial, Inc., Class A(a)	107,950	753,491
Hartford Financial Services Group, Inc.	23,270	905,203
Lincoln National Corp.	15,636	781,487
Loews Corp.	22,470	859,702
Marsh & McLennan Cos., Inc.	7,150	384,455
MetLife, Inc.	31,330	1,456,845
Principal Financial Group, Inc.	8,490	398,436
Progressive Corp.	17,950	465,803
Prudential Financial, Inc.	16,155	1,225,841
The Allstate Corp.	4,640	323,826
The Travelers Cos., Inc.	8,530	877,055
Torchmark Corp.	4,377	219,156
Unum Group	29,830	926,520
XL Group PLC	16,740	577,363
		15,844,698
INTERNET & CATALOG RETAIL (1.2%)
Amazon.com, Inc.(a)	4,235	1,501,434
Expedia, Inc.	12,515	1,075,414
Netflix, Inc.(a)	687	303,517
Priceline.com, Inc.(a)	997	1,006,452
TripAdvisor, Inc.(a)	1,095	73,376
		3,960,193
INTERNET SOFTWARE & SERVICES (3.3%)
Akamai Technologies, Inc.(a)	17,340	1,008,408
eBay, Inc.(a)	18,320	970,960
Facebook, Inc.(a)	37,870	2,874,712
Google, Inc., Class A(a)	3,407	1,831,433
Google, Inc., Class C(a)	3,703	1,979,327
VeriSign, Inc.(a)	16,590	903,823
Yahoo!, Inc.(a)	24,840	1,092,712
		10,661,375
IT SERVICES (3.1%)
Accenture PLC, Class A	7,360	618,461
Alliance Data Systems Corp.(a)	2,255	651,312
Automatic Data Processing, Inc.	6,200	511,686
Cognizant Technology Solutions Corp., Class A(a)	16,830	911,008
Computer Sciences Corp.	7,850	476,338
Fidelity National Information Services, Inc.	3,836	239,481
Fiserv, Inc.(a)	8,270	599,823
International Business Machines Corp.	10,776	1,652,068
MasterCard, Inc., Class A	15,350	1,259,160
Paychex, Inc.	3,960	179,230
Teradata Corp.(a)	1,160	51,690
Total System Services, Inc.	1,161	41,065
Visa, Inc., Class A	7,453	1,899,844
Western Union Co.	6,480	110,160
Xerox Corp.	57,345	755,234
		9,956,560
LEISURE PRODUCTS (0.1%)
Hasbro, Inc.	920	50,526
Mattel, Inc.	4,700	126,430
		176,956
LIFE SCIENCES TOOLS & SERVICES (0.2%)
Agilent Technologies, Inc.	5,360	202,447
PerkinElmer, Inc.	2,810	128,445
Waters Corp.(a)	1,730	205,957
		536,849

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2015 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
MACHINERY (1.1%)
Caterpillar, Inc.	7,660	$612,570
Cummins, Inc.	2,110	294,260
Deere & Co.	7,972	679,135
Dover Corp.	1,430	100,157
Flowserve Corp.	550	29,969
Illinois Tool Works, Inc.	5,120	476,621
Ingersoll-Rand PLC	2,480	164,672
Joy Global, Inc.	4,840	202,990
PACCAR, Inc.	3,325	199,866
Pall Corp.	1,650	159,654
Parker Hannifin Corp.	1,725	200,893
Pentair PLC	1,680	103,841
Snap-on, Inc.	680	90,243
Stanley Black & Decker, Inc.	1,832	171,567
Xylem, Inc.	1,020	34,782
		3,521,220
MEDIA (2.5%)
Cablevision Systems Corp., Class A	8,240	155,901
CBS Corp., Class B	7,940	435,192
DIRECTV(a)	19,430	1,656,990
Discovery Communications, Inc.(a)	2,970	82,804
Discovery Communications, Inc., Class A(a)	5,920	171,591
Gannett Co., Inc.	9,130	283,121
Interpublic Group of Cos., Inc.	16,350	326,019
News Corp., Class A(a)	64,410	959,065
Omnicom Group, Inc.	8,780	639,184
Scripps Networks Interactive, Class A	4,000	284,360
The Walt Disney Co.	25,860	2,352,226
Time Warner Cable, Inc.	4,980	677,927
		8,024,380
METALS & MINING (0.6%)
Alcoa, Inc.	10,790	168,863
Allegheny Technologies, Inc.	9,920	283,018
Freeport-McMoRan Copper & Gold, Inc., Class B	34,068	572,683
Newmont Mining Corp.	22,900	575,935
Nucor Corp.	8,410	367,097
		1,967,596
MULTILINE RETAIL (1.0%)
Dollar General Corp.(a)	3,300	221,298
Dollar Tree, Inc.(a)	9,060	644,166
Family Dollar Stores, Inc.	1,030	78,383
Kohl's Corp.	11,560	690,363
Macy's, Inc.	4,442	283,755
Nordstrom, Inc.	6,570	500,634
Target Corp.	12,320	906,875
		3,325,474
MULTI-UTILITIES(1.4%)
Ameren Corp.	8,500	384,880
CenterPoint Energy, Inc.	7,400	170,866
CMS Energy Corp.	4,200	158,466
Consolidated Edison, Inc.	9,350	647,768
Dominion Resources, Inc.	7,674	590,054
DTE Energy Co.	5,190	465,335
NiSource, Inc.	3,280	141,893
PG&E Corp.	11,900	699,839
Public Service Enterprise Group, Inc.	5,076	216,644
SCANA Corp.	5,730	365,402
Sempra Energy	3,160	353,667
TECO Energy, Inc.	13,650	291,155
Wisconsin Energy Corp.	1,130	63,020
		4,548,989
OIL, GAS & CONSUMABLE FUELS (8.4%)
Anadarko Petroleum Corp.	5,690	465,158
Apache Corp.	12,160	760,851
Cabot Oil & Gas Corp., Class A	21,770	576,905
Chesapeake Energy Corp.	54,520	1,045,694
Chevron Corp.	27,049	2,773,334
Cimarex Energy Co.	880	90,816
ConocoPhillips	20,429	1,286,618
CONSOL Energy, Inc.	1,570	45,452
Denbury Resources, Inc.	125,950	869,055
Devon Energy Corp.	14,660	883,558
EOG Resources, Inc.	12,574	1,119,463
EQT Corp.	1,280	95,283
Exxon Mobil Corp.	51,000	4,458,420
Hess Corp.	14,290	964,432
Kinder Morgan, Inc.	19,360	794,728
Marathon Oil Corp.	33,420	888,972
Marathon Petroleum Corp.	12,270	1,136,079
Murphy Oil Corp.	14,640	657,482
Newfield Exploration Co.(a)	24,820	739,140
Noble Energy, Inc.	3,820	182,367
Occidental Petroleum Corp.	12,742	1,019,360
ONEOK, Inc.	2,590	114,038
Phillips 66	18,579	1,306,475
Pioneer Natural Resources Co.	1,724	259,514
QEP Resources, Inc.	26,840	542,705
Range Resources Corp.	11,780	545,061
Southwestern Energy Co.(a)	2,410	59,744
Spectra Energy Corp.	7,873	263,273
Tesoro Corp.	11,710	957,058
Valero Energy Corp.	28,330	1,498,090
Williams Cos., Inc.	14,720	645,619
		27,044,744
PAPER & FOREST PRODUCTS (0.1%)
International Paper Co.	5,430	285,944

PERSONAL PRODUCTS (0.2%)
Avon Products, Inc.	33,250	257,355
The Estee Lauder Cos., Inc., Class A	4,070	287,301
		544,656
PHARMACEUTICALS (3.3%)
AbbVie, Inc.	30,170	1,820,759
Actavis, Inc. PLC(a)	8,027	2,139,517
Allergan, Inc.	6,803	1,491,626
Eli Lilly & Co.	20,900	1,504,800
Hospira, Inc.(a)	10,990	697,096
Mallinckrodt PLC(a)	2,020	214,100
Mylan Laboratories, Inc.(a)	18,430	979,554
Perrigo Co. PLC	3,144	477,070
Zoetis, Inc.	32,320	1,381,034
		10,705,556
PROFESSIONAL SERVICES (0.3%)
Equifax, Inc.	1,370	115,710
Nielsen Holdings NV	7,030	306,227
Robert Half International, Inc.	11,030	640,402
The Dun & Bradstreet Corp.	380	43,742
		1,106,081
REAL ESTATE INVESTMENT TRUSTS (3.3%)
American Tower Corp.	13,230	1,282,648
Apartment Investment & Management Co., Class A	499	19,890
AvalonBay Communities, Inc.	4,311	745,760
Boston Properties, Inc.	4,520	627,376
Crown Castle International Corp.	3,880	335,659

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2015 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Equity Residential	10,370	$804,816
Essex Property Trust, Inc.	2,754	622,542
General Growth Properties, Inc.	8,010	241,742
HCP, Inc.	4,170	197,199
Health Care REIT, Inc.	11,150	913,743
Host Hotels & Resorts, Inc.	36,653	838,987
Iron Mountain, Inc.	2,359	93,983
Kimco Realty Corp.	23,420	647,563
Macerich Co.	5,700	490,257
Plum Creek Timber Co., Inc.	2,370	105,512
Prologis, Inc.	7,762	350,377
Public Storage, Inc.	2,016	404,893
Simon Property Group, Inc.	4,299	854,039
Urban Edge Properties(a)	1,128	26,767
Ventas, Inc.	7,590	605,758
Vornado Realty Trust	2,255	249,042
Weyerhaeuser Co.	6,631	237,721
		10,696,274
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.2%)
CBRE Group, Inc.(a)	18,770	607,022

ROAD & RAIL (0.9%)
CSX Corp.	10,020	333,666
Kansas City Southern	1,170	128,805
Norfolk Southern Corp.	3,320	338,540
Ryder System, Inc.	3,890	322,053
Union Pacific Corp.	14,832	1,738,459
		2,861,523
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Altera Corp.	3,060	100,750
Analog Devices, Inc.	3,550	184,973
Applied Materials, Inc.	14,130	322,729
Avago Technologies Ltd.	12,600	1,296,288
Broadcom Corp., Class A	5,500	233,392
First Solar, Inc.(a)	13,150	556,508
Intel Corp.	63,500	2,098,040
KLA-Tencor Corp.	1,750	107,573
Lam Research Corp.	5,543	423,707
Linear Technology Corp.	1,680	75,499
Microchip Technology, Inc.	1,970	88,847
Micron Technology, Inc.(a)	58,970	1,725,757
NVIDIA Corp.	20,105	386,117
Texas Instruments, Inc.	12,830	685,764
Xilinx, Inc.	2,520	97,209
		8,383,153
SOFTWARE (2.5%)
Adobe Systems, Inc.(a)	5,334	374,073
Autodesk, Inc.(a)	2,200	118,811
CA, Inc.	5,880	178,164
Citrix Systems, Inc.(a)	6,450	382,227
Intuit, Inc.	3,350	290,847
Microsoft Corp.	90,440	3,653,776
Oracle Corp.	36,811	1,542,013
Red Hat, Inc.(a)	12,720	811,409
Salesforce.com, Inc.(a)	6,660	375,957
Symantec Corp.	7,962	197,219
		7,924,496
SPECIALTY RETAIL (3.0%)
AutoNation, Inc.(a)	190	11,328
AutoZone, Inc.(a)	1,238	739,036
Bed Bath & Beyond, Inc.(a)	1,400	104,678
Best Buy Co., Inc.	21,920	771,584
CarMax, Inc.(a)	2,260	140,346
GameStop Corp., Class A	24,052	847,833
Gap, Inc.	2,890	119,039
Home Depot, Inc.	18,540	1,935,947
L Brands, Inc.	2,490	210,729
Lowe's Cos., Inc.	20,010	1,355,877
O'Reilly Automotive, Inc.(a)	5,672	1,062,706
PetSmart, Inc.	750	61,279
Ross Stores, Inc.	5,190	475,975
Staples, Inc.	69,745	1,189,152
Tiffany & Co.	1,090	94,438
TJX Cos., Inc.	7,850	517,629
Tractor Supply Co.	1,140	92,534
		9,730,110
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (4.0%)
Apple Computer, Inc.	73,001	8,552,797
EMC Corp.	23,460	608,318
Hewlett-Packard Co.	31,630	1,142,792
NetApp, Inc.	2,920	110,376
SanDisk Corp.	7,260	551,106
Seagate Technology PLC	17,390	981,492
Western Digital Corp.	8,870	862,430
		12,809,311
TEXTILES, APPAREL & LUXURY GOODS (1.3%)
Coach, Inc.	2,990	111,198
Fossil Group, Inc.(a)	400	39,120
Michael Kors Holdings Ltd.(a)	9,360	662,594
NIKE, Inc., Class B	11,480	1,059,030
PVH Corp.	940	103,644
Ralph Lauren Corp.	865	144,360
Under Armour, Inc., Class A(a)	17,940	1,293,115
VF Corp.	9,485	657,975
		4,071,036
THRIFTS & MORTGAGE FINANCE (0.2%)
Hudson City Bancorp, Inc.	28,190	252,864
People's United Financial, Inc.	37,650	529,735
		782,599
TRADING COMPANIES & DISTRIBUTORS (0.3%)
Fastenal Co.	2,910	129,204
United Rentals, Inc.(a)	8,090	670,257
W.W. Grainger, Inc.	948	223,576
		1,023,037
TOTAL COMMON STOCKS		317,304,172

RIGHT (0.0%)
FOOD & STAPLES RETAILING (0.0%)
Safeway, Inc.(a)	25,130	91,724

TOTAL RIGHT		91,724

MONEY MARKET FUND (0.6%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(b)	1,863,623	1,863,623

TOTAL MONEY MARKET FUND		1,863,623
TOTAL INVESTMENTS (COST $275,990,580) 99.7%		319,259,519
OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%		1,045,212

NET ASSETS 100.0%		$320,304,731

(a)	Represents non-income producing security.

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2015 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

(b)	Variable rate security. Rate shown represents the rate as of January 31, 2015.

ADR—American Depositary Receipt

PLC—Public Limited Company

REIT—Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2015 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.5%)
AEROSPACE & DEFENSE (0.3%)
Embraer SA, Sponsored ADR	21,020	$741,165

AIRLINES (0.3%)
Latam Airlines Group SA, Sponsored ADR(a)	20,510	212,689
Ryanair Holdings PLC, Sponsored ADR(a)	8,930	589,201
		801,890
AUTO COMPONENTS (0.4%)
Magna International, Inc., Class A, ADR	10,900	1,046,618

AUTOMOBILES (4.0%)
Honda Motor Co. Ltd., Sponsored ADR	84,180	2,543,920
Tata Motors Ltd., Sponsored ADR	13,570	669,272
Toyota Motor Corp., Sponsored ADR	62,380	8,037,663
		11,250,855
BANKS (20.9%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	236,580	2,015,662
Banco Bradesco SA, Sponsored ADR	219,023	2,733,407
Banco de Chile, Sponsored ADR	7,936	521,713
Banco Santander Central Hispano SA, Sponsored ADR	529,314	3,541,111
Banco Santander Chile SA, Sponsored ADR	11,324	215,609
Bancolombia SA, Sponsored ADR	13,840	640,377
Bank of Ireland, Sponsored ADR(a)	26,590	320,675
Bank of Montreal	33,580	1,930,178
Bank of Nova Scotia	56,880	2,732,515
Barclays PLC, Sponsored ADR	154,669	2,171,553
Canadian Imperial Bank of Commerce	21,370	1,483,505
Credicorp Ltd.	3,989	574,895
HDFC Bank Ltd., Sponsored ADR	28,430	1,619,941
HSBC Holdings PLC, Sponsored ADR	167,061	7,638,029
ICICI Bank Ltd., Sponsored ADR	98,300	1,180,583
ING Groep NV, Sponsored ADR(a)	151,310	1,882,296
Itau Unibanco Banco Multiplo SA, Sponsored ADR	287,769	3,487,760
KB Financial Group, Inc., Sponsored ADR(a)	42,920	1,448,550
Lloyds Banking Group PLC, Sponsored ADR(a)	521,875	2,291,031
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	562,220	2,979,766
Mizuho Financial Group, Inc., Sponsored ADR	380,450	1,225,049
Royal Bank of Canada	68,380	3,869,624
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	26,058	282,990
Shinhan Financial Group Co. Ltd., Sponsored ADR(a)	52,650	2,098,103
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	325,800	2,195,892
The Toronto - Dominion Bank	83,920	3,342,534
Westpac Banking Corp., Sponsored ADR	134,585	3,600,149
		58,023,497
BEVERAGES (0.7%)
Fomento Economico, Sponsored ADR(a)	24,510	2,048,056

CAPITAL MARKETS (2.3%)
Credit Suisse Group, Sponsored ADR	64,009	1,346,749
Deutsche Bank AG	56,940	1,650,121
Nomura Holdings, Inc., Sponsored ADR	129,310	684,050
UBS Group AG(a)	170,820	2,849,278
		6,530,198
CHEMICALS (1.7%)
Agrium, Inc.	9,490	1,012,109
Potash Corp. of Saskatchewan, Inc.	43,595	1,592,961
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	5,520	131,707
Syngenta AG, Sponsored ADR	30,130	1,960,860
		4,697,637
COMMUNICATIONS EQUIPMENT (1.2%)
Alcatel-Lucent, Sponsored ADR(a)	94,980	327,681
Nokia Oyj, Sponsored ADR	174,670	1,327,492
Telefonektiebolaget LM Ericsson, Sponsored ADR	140,150	1,700,020
		3,355,193
CONSTRUCTION MATERIALS (0.8%)
Cemex SA de CV, Sponsored ADR(a)	125,151	1,112,592
CRH PLC, Sponsored ADR	33,740	814,484
James Hardie Industries PLC, Sponsored ADR	6,020	304,431
		2,231,507
DIVERSIFIED FINANCIAL SERVICES (0.3%)
Orix Corp., Sponsored ADR	13,190	758,821

DIVERSIFIED TELECOMMUNICATION SERVICES (6.5%)
BCE, Inc.	53,715	2,468,204
BT Group PLC, Sponsored ADR	38,950	2,445,281
China Telecom Corp. Ltd., Sponsored ADR	12,160	712,089
China Unicom Ltd., Sponsored ADR	39,595	591,945
Chunghwa Telecom Co. Ltd., Sponsored ADR	78,925	2,370,907
Nippon Telegraph & Telephone Corp., Sponsored ADR	66,420	1,962,047
Orange SA, Sponsored ADR	98,120	1,724,950
Portugal Telecom SGPS SA, Sponsored ADR	15,030	10,867
PT Telekomunikasi Indonesia, Sponsored ADR	21,310	939,771
Telecom Italia S.p.A., Sponsored ADR(a)	36,150	415,725
Telefonica Brasil SA, Sponsored ADR	24,391	449,770
Telefonica SA, Sponsored ADR	172,176	2,567,144
TELUS Corp.	37,370	1,281,791
		17,940,491
ELECTRIC UTILITIES (0.8%)
Companhia Energetica de Minas Gerais, Sponsored ADR	33,575	151,423
CPFL Energia SA, Sponsored ADR	17,030	213,045
Enersis SA, Sponsored ADR	62,390	951,448
Korea Electric Power Corp., Sponsored ADR(a)	44,450	858,774
		2,174,690
ELECTRICAL EQUIPMENT (1.0%)
ABB Ltd., Sponsored ADR	97,840	1,872,658
NIDEC Corp., Sponsored ADR	47,030	799,980
		2,672,638
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.5%)
Kyocera Corp., Sponsored ADR	19,220	840,298
LG Display Co. Ltd., Sponsored ADR(a)	35,120	568,593
		1,408,891
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	9,080	256,419

FOOD & STAPLES RETAILING (0.5%)
Cencosud SA, Sponsored ADR	24,890	187,422
Companhia Brasileira de Distribuicao Grupo, Sponsored ADR	14,550	477,385
Delhaize Group, Sponsored ADR	30,000	620,700
		1,285,507
FOOD PRODUCTS (3.3%)
BRF-Brasil Foods SA, Sponsored ADR	79,110	1,876,489
Unilever NV, Sponsored NY Shares	97,580	4,232,045

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2015 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Unilever PLC, Sponsored ADR	70,624	$3,105,337
		9,213,871
HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Smith & Nephew PLC, Sponsored ADR	30,610	1,095,838

HEALTH CARE PROVIDERS & SERVICES (0.8%)
Catamaran Corp.(a)	14,080	702,733
Fresenius Medical Care AG & Co., Sponsored ADR	41,900	1,554,071
		2,256,804
HOTELS, RESTAURANTS & LEISURE (0.7%)
Carnival PLC, Sponsored ADR	13,150	585,964
InterContinental Hotels Group PLC, Sponsored ADR	16,964	674,488
Restaurant Brands International, Inc.(a)	15,485	598,960
		1,859,412
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.3%)
Empresa Nacional de Electricidad SA, Sponsored ADR	13,110	559,797
TransAlta Corp.	28,920	252,472
		812,269
INDUSTRIAL CONGLOMERATES (0.5%)
Koninklijke Royal Philips Electronics NV, Sponsored NY Shares	45,594	1,257,939

INSURANCE (3.7%)
Aegon NV, Sponsored NY Shares	65,805	469,848
Aviva PLC, Sponsored ADR	66,970	1,064,153
China Life Insurance Co. Ltd., Sponsored ADR	54,770	3,145,989
Manulife Financial Corp.	98,010	1,576,001
Prudential PLC, Sponsored ADR	59,610	2,893,469
Sun Life Financial, Inc.	40,510	1,238,391
		10,387,851
INTERNET & CATALOG RETAIL (0.5%)
Ctrip.com International Ltd., Sponsored ADR(a)	9,310	442,737
JD.com, Inc., Sponsored ADR(a)	23,230	577,033
Vishop Holdings Ltd., Sponsored ADR(a)	18,640	417,350
		1,437,120
INTERNET SOFTWARE & SERVICES (2.4%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	29,140	2,595,791
Baidu, Inc., Sponsored ADR(a)	18,312	3,990,551
		6,586,342
IT SERVICES (1.4%)
CGI Group, Inc., Class A(a)	17,820	705,672
Infosys Technologies Ltd., Sponsored ADR	73,850	2,516,808
Wipro Ltd., Sponsored ADR	58,840	756,682
		3,979,162
LIFE SCIENCES TOOLS & SERVICES (0.3%)
Qiagen NV(a)	40,250	922,933

MEDIA (3.3%)
Grupo Televisa SA, Sponsored ADR(a)	51,560	1,681,372
Pearson PLC, Sponsored ADR	49,250	997,805
Reed Elsevier NV, Sponsored ADR	24,823	1,210,866
Reed Elsevier PLC, Sponsored ADR	20,107	1,397,436
Shaw Communications, Inc., Class B	42,100	974,194
Thomson Reuters Corp.	37,678	1,446,835
WPP PLC, Sponsored ADR	14,230	1,567,008
		9,275,516
METALS & MINING (5.4%)
Agnico-Eagle Mines Ltd.	8,550	288,306
ArcelorMittal, Sponsored NY Shares	32,120	309,637
Barrick Gold Corp.	42,830	547,367
BHP Billiton Ltd., Sponsored ADR	70,120	3,248,660
BHP Billiton PLC, Sponsored ADR	43,140	1,884,787
Cia Vale Do Rio, Sponsored ADR	212,270	1,328,810
Companhia Siderurgica Nacional SA, Sponsored ADR	7,390	11,085
Compania de Minas Buenaventura SA, Sponsored ADR	5,140	58,699
Eldorado Gold Corp.	8,430	40,295
Eldorado Gold Corp.	16,890	80,734
Gerdau SA, Sponsored ADR	14,440	49,818
Goldcorp, Inc.	34,517	829,443
Kinross Gold Corp.(a)	15,430	52,308
POSCO, Sponsored ADR	34,830	2,028,151
Randgold Resources Ltd., Sponsored ADR	5,750	490,245
Rio Tinto PLC, Sponsored ADR	52,922	2,335,448
Silver Wheaton Corp.	15,460	355,116
Southern Copper Corp.	14,823	404,371
Teck Resources Ltd.	8,383	107,973
Vale SA, Sponsored ADR	80,770	567,813
Yamana Gold, Inc.	21,760	89,434
		15,108,500
MULTI-UTILITIES(1.2%)
National Grid PLC, Sponsored ADR	47,319	3,328,418

OIL, GAS & CONSUMABLE FUELS (15.0%)
BP PLC, Sponsored ADR	127,162	4,937,700
Cameco Corp.	15,880	222,638
Canadian Natural Resources Ltd.	41,210	1,192,617
Cenovus Energy, Inc.	27,150	512,863
China Petroleum & Chemical Corp., Sponsored ADR	31,766	2,516,185
CNOOC Ltd., Sponsored ADR	17,440	2,322,136
Ecopetrol SA, Sponsored ADR	14,980	244,174
Enbridge, Inc.	39,300	1,903,299
EnCana Corp.	18,780	229,867
ENI S.p.A., Sponsored ADR	55,590	1,884,501
Imperial Oil Ltd.	16,800	623,448
Pembina Pipeline Corp.	15,380	477,549
PetroChina Co. Ltd., Sponsored ADR	24,315	2,639,880
Petroleo Brasileiro SA, Sponsored ADR	212,060	1,304,169
Petroleo Brasileiro SA, Class A, Sponsored ADR	86,770	521,488
Royal Dutch Shell PLC, Sponsored ADR	81,375	5,000,494
Royal Dutch Shell PLC, Class B, Sponsored ADR	49,540	3,170,065
Sasol Ltd., Sponsored ADR	36,690	1,360,465
Statoil ASA, Sponsored ADR	43,347	728,230
Suncor Energy, Inc.	59,458	1,772,443
Talisman Energy, Inc.	22,650	170,328
Total SA, Sponsored ADR	101,140	5,209,721
TransCanada Corp.	36,100	1,605,728
Ultrapar Participacoes SA, Sponsored ADR	47,660	933,183
YPF Sociedad Anonima, Sponsored ADR	11,050	259,122
		41,742,293
PHARMACEUTICALS (1.8%)
Shire PLC, Sponsored ADR	11,508	2,523,244
Valeant Pharmaceuticals International, Inc.(a)	16,170	2,586,715
		5,109,959
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.7%)
Brookfield Asset Management, Inc., Class A	40,292	2,054,086

ROAD & RAIL (1.4%)
Canadian National Railway Co.	38,840	2,562,663

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2015 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Canadian Pacific Railway Ltd.	7,247	$1,265,834
		3,828,497
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.7%)
Advanced Semiconductor Engineering, Inc., Sponsored ADR	97,870	646,921
ARM Holdings PLC, Sponsored ADR	21,050	985,982
ASML Holding NV, Sponsored NY Shares	20,227	2,102,394
STMicroelectronics NV, Sponsored NY Shares	25,280	209,824
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	399,098	9,063,516
		13,008,637
SOFTWARE (1.1%)
SAP AG, Sponsored ADR	46,530	3,041,201

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.8%)
BlackBerry Ltd.(a)	19,800	200,970
CANON, Inc., Sponsored ADR	61,070	1,924,316
		2,125,286
TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Gildan Activewear, Inc.	11,220	654,912
Luxottica Group S.p.A., Sponsored ADR	13,120	777,622
		1,432,534
WIRELESS TELECOMMUNICATION SERVICES (7.0%)
America Movil SA, Sponsored ADR	208,730	4,464,735
China Mobile Ltd., Sponsored ADR	119,650	7,815,538
Mobile TeleSystems, Sponsored ADR	31,075	244,249
NTT DoCoMo, Inc., Sponsored ADR	72,310	1,220,593
Rogers Communications, Inc., Class B	25,020	891,462
SK Telecom Co. Ltd., Sponsored ADR	29,420	845,825
Vodafone Group PLC, Sponsored ADR	111,629	3,921,527
		19,403,929
TOTAL COMMON STOCKS		276,492,470

MONEY MARKET FUND (0.5%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(b)	1,311,546	1,311,546

TOTAL MONEY MARKET FUND		1,311,546
TOTAL INVESTMENTS (COST $285,959,062) 100.0%		277,804,016
OTHER ASSETS IN EXCESS OF LIABILITIES -0.0%		161,373

NET ASSETS 100.0%		$277,965,389

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of January 31, 2015.

ADR—American Depositary Receipt

PLC—Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2015 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (59.5%)
BANKS (7.3%)
BB&T Corp., 3.95%, 4/29/16	$1,500,000	$1,556,473
Citigroup, Inc., 4.88%, 5/7/15	500,000	505,353
HSBC Bank USA NA, 4.88%, 8/24/20	2,000,000	2,246,986
JPMorgan Chase & Co., 4.95%, 3/25/20	2,000,000	2,259,574
KeyCorp, 5.10%, 3/24/21	2,000,000	2,310,008
Manufacturers & Traders Trust Co., 5.63%, 12/1/21, (Callable 12/1/16 @ 100)(a)	1,150,000	1,197,332
Wachovia Corp., 5.75%, 6/15/17	1,000,000	1,104,972
		11,180,698
BEVERAGES (2.4%)
PepsiCo, Inc., 3.00%, 8/25/21	3,435,000	3,607,873

CAPITAL MARKETS (6.6%)
Bear Stearns Cos. LLC, 6.40%, 10/2/17	1,500,000	1,685,547
BlackRock, Inc., 6.25%, 9/15/17	733,000	826,644
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,403,951
Goldman Sachs Group, Inc., 3.63%, 2/7/16	1,500,000	1,539,836
Goldman Sachs Group, Inc., 5.95%, 1/15/27	1,500,000	1,769,433
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,757,070
UBS AG Stamford Connecticut, 5.88%, 7/15/16	1,000,000	1,069,337
		10,051,818
CHEMICALS (5.2%)
Cabot Corp., 5.00%, 10/1/16	1,000,000	1,061,703
Dow Chemical Co., 4.25%, 11/15/20	3,000,000	3,318,057
E.I. du Pont de Nemours & Co., 3.63%, 1/15/21	1,000,000	1,073,744
E.I. du Pont de Nemours & Co., 4.63%, 1/15/20	1,000,000	1,127,003
Eastman Chemical Co., 5.50%, 11/15/19	1,200,000	1,368,689
		7,949,196
CHURCH MORTGAGE BONDS (0.5%)(b)(c)
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14 (d)(e)	73,000	34,790
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15, (Callable 6/15/15 @ 100)(d)(e)	106,000	50,629
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16, (Callable 6/15/15 @ 100)(d)(e)	90,000	43,532
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, (Callable 6/15/15 @ 100)(d)(e)	63,000	30,348
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15, (Callable 6/15/15 @ 100)(d)(e)	63,000	30,363
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15 (d)(e)	152,000	66,588
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15, (Callable 4/21/15 @ 100)(d)(e)	101,000	44,405
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16, (Callable 4/21/15 @ 100)(d)(e)	203,000	89,250
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17, (Callable 4/21/15 @ 100)(d)(e)	212,000	93,206
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17, (Callable 4/21/15 @ 100)(d)(e)	46,000	20,093
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20, (Callable 4/21/15 @ 100)(d)(e)	86,000	37,810
Metropolitan Baptist Church, 7.90%, 7/12/13 (d)(e)	29,000	9,364
Metropolitan Baptist Church, 8.00%, 1/12/14 (d)(e)	71,000	22,820
Metropolitan Baptist Church, 8.10%, 7/12/14 (d)(e)	74,000	23,777
Metropolitan Baptist Church, 8.40%, 1/12/17, (Callable 4/12/15 @ 100)(d)(e)	90,000	29,352
Metropolitan Baptist Church, 8.40%, 7/12/18, (Callable 4/12/15 @ 100)(d)(e)	23,000	7,501
Metropolitan Baptist Church, 8.40%, 7/12/20, (Callable 4/12/15 @ 100)(d)(e)	121,000	39,378
Metropolitan Baptist Church, 8.40%, 7/12/16, (Callable 4/12/15 @ 100)(d)(e)	87,000	28,373
New Life Anointed Ministries International, Inc., 7.40%, 12/21/11 (d)(e)	44,000	4
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, (Callable 3/21/15 @ 100)(d)(e)	147,000	15
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, (Callable 3/21/15 @ 100)(d)(e)	111,000	11
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18 (d)(e)	152,000	15
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, (Callable 3/21/15 @ 100)(d)(e)	158,000	16
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, (Callable 3/21/15 @ 100)(d)(e)	165,000	17
		701,657

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2015 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
COMMUNICATIONS EQUIPMENT (0.4%)
Cisco Systems, Inc., 4.45%, 1/15/20	$500,000	$562,914

CONSUMER FINANCE (2.8%)
Capital One Financial Corp., 4.75%, 7/15/21	1,000,000	1,128,346
John Deere Capital Corp., 2.25%, 4/17/19	2,000,000	2,059,916
John Deere Capital Corp., 2.75%, 3/15/22	1,000,000	1,024,429
		4,212,691
DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	466,405

DIVERSIFIED FINANCIAL SERVICES (0.6%)
Tyco Electronics Group SA, 4.88%, 1/15/21	750,000	847,799

DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
Verizon Communications, Inc., 4.60%, 4/1/21	1,000,000	1,105,525

ELECTRIC UTILITIES (3.3%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,326,432
Entergy Gulf States Louisiana LLC, 3.95%, 10/1/20	1,500,000	1,642,139
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	942,161
Southwestern Electric Power Co., 5.88%, 3/1/18	1,000,000	1,126,580
		5,037,312
ENERGY EQUIPMENT & SERVICES (0.8%)
Nabors Industries, Inc., 6.15%, 2/15/18	1,250,000	1,298,201

FOOD & STAPLES RETAILING (1.5%)
CVS Health Corp., 4.00%, 12/5/23, (Callable 9/5/23 @ 100)	1,000,000	1,103,100
Walgreen Co., 5.25%, 1/15/19	1,000,000	1,128,648
		2,231,748
FOOD PRODUCTS (4.7%)
Campbell Soup Co., 4.50%, 2/15/19	1,500,000	1,636,519
General Mills, Inc., 5.65%, 2/15/19	1,000,000	1,146,662
Kellogg Co., 4.45%, 5/30/16	1,500,000	1,568,394
Kraft Food Group, Inc., 5.38%, 2/10/20	1,000,000	1,128,901
The Hershey Co., 4.13%, 12/1/20	1,500,000	1,667,309
		7,147,785
HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Medtronic, Inc., 4.45%, 3/15/20	1,000,000	1,120,511

HOTELS, RESTAURANTS & LEISURE (0.7%)
McDonald's Corp., 2.63%, 1/15/22	1,000,000	1,019,920

HOUSEHOLD DURABLES (0.7%)
Newell Rubbermaid, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,064,324

INDUSTRIAL CONGLOMERATES (0.7%)
Philips Electronics NV, 5.75%, 3/11/18	1,000,000	1,122,604

INSURANCE (2.9%)
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,167,683
MetLife, Inc., 4.75%, 2/8/21	1,000,000	1,141,551
Prudential Financial, Inc., 5.87%, 9/15/42 (a)	2,000,000	2,125,000
		4,434,234
IT SERVICES (0.7%)
Xerox Corp., 4.50%, 5/15/21	1,000,000	1,090,245

METALS & MINING (1.5%)
Alcoa, Inc., 5.87%, 2/23/22	2,000,000	2,243,532

MORTGAGE BACKED SECURITIES - FINANCIAL SERVICES (0.7%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35 (a)	1,000,000	1,022,409

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2015 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
MULTILINE RETAIL (1.7%)
Target Corp., 2.90%, 1/15/22	$2,500,000	$2,617,140

OIL, GAS & CONSUMABLE FUELS (3.6%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	724,000	724,460
Gulf South Pipeline Co. LP, 4.00%, 6/15/22, (Callable 3/17/22 @ 100)	1,500,000	1,466,277
Occidental Petroleum Corp., 3.13%, 2/15/22, (Callable 11/15/21 @ 100)	1,000,000	1,022,476
Phillips Petroleum Co., 6.65%, 7/15/18	500,000	581,923
Valero Energy Corp., 6.13%, 6/15/17	1,500,000	1,651,598
		5,446,734
PERSONAL PRODUCTS (0.6%)
Avon Products, Inc., 5.75%, 3/1/18	1,000,000	998,750

PHARMACEUTICALS (3.3%)
Eli Lilly & Co., 5.50%, 3/15/27	1,500,000	1,882,905
Sanofi, 4.00%, 3/29/21	1,000,000	1,115,411
Teva Pharmaceutical Finance, 3.65%, 11/10/21	2,000,000	2,115,284
		5,113,600
ROAD & RAIL (1.4%)
Union Pacific Corp., 2.95%, 1/15/23, (Callable 10/15/22 @ 100)	2,000,000	2,089,876

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.4%)
Applied Materials, Inc., 7.13%, 10/15/17	500,000	568,723
Texas Instruments, Inc., 2.38%, 5/16/16	1,500,000	1,537,291
		2,106,014
SOFTWARE (1.1%)
Oracle Corp., 5.00%, 7/8/19	1,500,000	1,712,222

SPECIALTY RETAIL (0.7%)
Lowe's Cos., Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,098,022

TOTAL CORPORATE BONDS		90,701,759

MUNICIPAL BONDS (0.6%)
North Carolina State Turnpike Authority Triangle Expressway Systems Revenue, 5.13%, 1/1/20	450,000	514,579
School District of Philadelphia, GO, 5.09%, 7/1/20, (Callable 7/1/15 @ 100)	475,000	483,051
TOTAL MUNICIPAL BONDS		997,630

U.S. GOVERNMENT AGENCIES (4.3%)
Federal Home Loan Bank
1.25%, 6/8/18	2,000,000	2,013,888
3.50%, 7/29/21	2,000,000	2,236,382
4.75%, 6/8/18	2,000,000	2,249,462
TOTAL U.S. GOVERNMENT AGENCIES		6,499,732

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (11.5%)
Federal Home Loan Mortgage Corp.
2.00%, 8/25/16	2,500,000	2,563,695
2.28%, 10/1/37(a)	124,090	133,327
3.75%, 3/27/19	500,000	552,620
4.00%, 12/15/25	2,500,000	2,782,970
5.00%, 7/15/19	134,101	139,822
5.00%, 11/1/37	79,711	87,143
5.70%, 5/1/36(a)	108,650	116,677
6.00%, 3/1/38	110,900	125,147
		6,501,401
Federal National Mortgage Assoc.
0.59%, 11/25/36(a)	195,990	197,260
1.63%, 10/26/15	2,000,000	2,020,850
2.38%, 4/11/16	3,000,000	3,074,337
2.44%, 5/1/36(a)	250,337	267,706

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2015 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
5.00%, 1/1/35	$55,122	$60,330
5.37%, 7/1/36(a)	51,153	52,247
5.50%, 9/1/36	37,592	41,611
5.71%, 10/1/36(a)	116,020	123,716
6.00%, 6/1/36	435,551	489,481
6.00%, 9/1/36	120,357	134,664
6.00%, 5/1/37	78,182	87,426
		6,549,628
Government National Mortgage Assoc.
4.25%, 10/20/38	750,516	796,010
4.50%, 1/20/39(a)	77,285	81,345
4.50%, 8/20/38	342,264	363,054
4.50%, 5/20/39	1,551,887	1,618,467
4.50%, 6/15/40	715,526	781,563
5.00%, 5/20/40	427,818	453,830
5.50%, 12/20/38	40,285	42,919
6.00%, 6/15/37	88,892	100,395
6.00%, 10/15/37	100,077	113,005
6.50%, 10/20/38	38,715	42,207
		4,392,795
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS		17,443,824

U.S. TREASURY OBLIGATIONS (21.3%)
U.S. Treasury Notes
1.38%, 2/28/19	3,000,000	3,037,734
1.50%, 12/31/18	2,500,000	2,545,702
1.63%, 11/15/22	4,150,000	4,173,667
2.00%, 4/30/16	3,000,000	3,063,750
2.00%, 11/30/20	2,500,000	2,589,062
2.00%, 11/15/21	5,000,000	5,170,705
2.00%, 2/15/22	7,000,000	7,242,816
2.13%, 5/31/15	1,500,000	1,510,020
3.13%, 5/15/19	3,000,000	3,254,298
TOTAL U.S. TREASURY OBLIGATIONS		32,587,754

	Shares
MONEY MARKET FUND (2.0%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(a)	3,096,854	3,096,854
TOTAL MONEY MARKET FUND		3,096,854
TOTAL INVESTMENTS (COST $147,962,992) 99.2%		151,327,553
OTHER ASSETS IN EXCESS OF LIABILITIES 0.8%		1,160,281

NET ASSETS 100.0%		$152,487,834

(a)	Variable rate security. Rate shown represents the rate as of January 31, 2015.
(b)	The Issuer has the right to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	In default. Security is considered non-income producing, as no interest was paid on the last interest payment date, prior to January 31, 2015.
(e)	The trustee of the issuer has initiated foreclosure proceedings against the bond issuer and/or the bond issuer is in bankruptcy or forebearance.

GO—General Obligation

LLC—Limited Liability Company

LP—Limited Partnership

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2015 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (99.0%)
AEROSPACE & DEFENSE (3.2%)
Lockheed Martin Corp.	12,355	$2,327,311
Raytheon Co.	27,560	2,757,378
		5,084,689
AUTOMOBILES (4.3%)
Honda Motor Co. Ltd., Sponsored ADR	100,120	3,025,626
Toyota Motor Corp., Sponsored ADR	28,870	3,719,900
		6,745,526
BANKS (10.2%)
Banco de Chile, Sponsored ADR	29,640	1,948,534
Bancolombia SA, Sponsored ADR	37,610	1,740,215
Bank of Nova Scotia	57,630	2,768,545
HSBC Holdings PLC, Sponsored ADR	37,590	1,718,615
Royal Bank of Canada	47,280	2,675,575
Tompkins Financial Corp.	37,650	1,930,315
Westpac Banking Corp., Sponsored ADR	119,520	3,197,160
		15,978,959
BEVERAGES (2.8%)
Dr Pepper Snapple Group, Inc.	55,720	4,305,484

CHEMICALS (2.0%)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	71,510	1,706,229
Syngenta AG, Sponsored ADR	21,240	1,382,299
		3,088,528
COMMUNICATIONS EQUIPMENT (2.5%)
QUALCOMM, Inc.	24,480	1,529,021
Telefonektiebolaget LM Ericsson, Sponsored ADR	198,570	2,408,654
		3,937,675
DISTRIBUTORS (3.3%)
Genuine Parts Co.	55,170	5,127,500

DIVERSIFIED TELECOMMUNICATION SERVICES (3.0%)
AT&T, Inc.	51,940	1,709,865
BCE, Inc.	66,170	3,040,511
		4,750,376
ELECTRIC UTILITIES (1.7%)
Westar Energy, Inc.	63,740	2,722,973

ELECTRICAL EQUIPMENT (1.8%)
ABB Ltd., Sponsored ADR	144,830	2,772,046

ENERGY EQUIPMENT & SERVICES (0.9%)
Tenaris SA, Sponsored ADR	51,250	1,447,300

FOOD & STAPLES RETAILING (1.6%)
SYSCO Corp.	64,010	2,507,272

FOOD PRODUCTS (3.2%)
General Mills, Inc.	47,170	2,475,481
Unilever NV, Sponsored NY Shares	58,410	2,533,242
		5,008,723
HEALTH CARE EQUIPMENT & SUPPLIES (7.7%)
Baxter International, Inc.	20,760	1,459,635
Becton, Dickinson & Co.	18,640	2,573,811
Medtronic PLC	85,567	6,109,507
St. Jude Medical, Inc.	29,070	1,914,841
		12,057,794
HEALTH CARE PROVIDERS & SERVICES (4.2%)
Quest Diagnostics, Inc.	49,470	3,515,833
UnitedHealth Group, Inc.	29,000	3,081,250
		6,597,083
HOTELS, RESTAURANTS & LEISURE (2.1%)
McDonald's Corp.	34,820	3,218,761

HOUSEHOLD PRODUCTS (2.1%)
Kimberly-Clark Corp.	16,510	1,782,420
Procter & Gamble Co.	18,480	1,557,679
		3,340,099
INDUSTRIAL CONGLOMERATES (2.1%)
3M Co.	20,330	3,299,559

IT SERVICES (4.2%)
Accenture PLC, Class A	38,910	3,269,607
Automatic Data Processing, Inc.	40,950	3,379,604
		6,649,211
LEISURE PRODUCTS (1.8%)
Mattel, Inc.	103,300	2,778,770

MACHINERY (1.9%)
Caterpillar, Inc.	36,530	2,921,304

MEDIA (3.9%)
Reed Elsevier PLC, Sponsored ADR	53,210	3,698,095
Shaw Communications, Inc., Class B	103,800	2,401,932
		6,100,027
MULTI-UTILITIES(2.7%)
National Grid PLC, Sponsored ADR	47,051	3,309,567
SCANA Corp.	13,970	890,867
		4,200,434
OIL, GAS & CONSUMABLE FUELS (7.6%)
Chevron Corp.	19,590	2,008,563
China Petroleum & Chemical Corp., Sponsored ADR	40,595	3,215,530
ConocoPhillips	41,310	2,601,704
TransCanada Corp.	56,170	2,498,441
Ultrapar Participacoes SA, Sponsored ADR	77,820	1,523,716
		11,847,954
REAL ESTATE INVESTMENT TRUSTS (5.6%)
EPR Properties	32,840	2,136,570
LTC Properties, Inc.	47,350	2,221,662
Public Storage, Inc.	16,115	3,236,537
Senior Housing Properties Trust	53,200	1,239,028
		8,833,797
ROAD & RAIL (1.5%)
Canadian National Railway Co.	36,740	2,424,105

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.5%)
Analog Devices, Inc.	40,380	2,104,000
Intel Corp.	103,390	3,416,005
		5,520,005
SOFTWARE (4.8%)
CA, Inc.	71,140	2,155,542
Microsoft Corp.	80,410	3,248,564
SAP AG, Sponsored ADR	32,410	2,118,318
		7,522,424
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.0%)
Seagate Technology PLC	28,650	1,617,006

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2015 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
THRIFTS & MORTGAGE FINANCE (1.8%)
Northwest Bancshares, Inc.	68,570	$809,126
People's United Financial, Inc.	138,250	1,945,178
		2,754,304
TOTAL COMMON STOCKS		155,159,688

MONEY MARKET FUND (1.0%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(a)	1,528,663	1,528,663

TOTAL MONEY MARKET FUND		1,528,663
TOTAL INVESTMENTS (COST $137,093,025) 100.0%		156,688,351
OTHER ASSETS IN EXCESS OF LIABILITIES -0.0%		51,266

NET ASSETS 100.0%		$156,739,617

(a)	Variable rate security. Rate shown represents the rate as of January 31, 2015.

ADR—American Depositary Receipt

PLC—Public Limited Company

See notes to Schedules of Portfolio Investments.

At January 31, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation / (Depreciation)
Steward Large Cap Enhanced Index Fund	$277,163,665	$49,077,095	$(6,981,241)	$42,095,854
Steward International Enhanced Index Fund	288,468,621	15,840,371	(26,504,976)	(10,664,605)
Steward Select Bond Fund	147,962,992	5,309,193	(1,944,632)	3,364,561
Steward Global Equity Income Fund	137,224,750	24,862,820	(5,399,219)	19,463,601

Notes to Schedules of Portfolio Investments

Steward Funds, Inc.

January 31, 2015

(Unaudited)

Portfolio Valuation: Steward Funds, Inc. (individually a “Fund” and, collectively, the “Funds”) consists of four Funds – Steward Large Cap Enhanced Index Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund and Steward Global Equity Income Fund. Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

The Steward Select Bond Fund’s investment in mortgage bonds of religious organizations (“church mortgage bonds”) are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Steward Select Bond Fund values investments in church mortgage bonds on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds using a pricing service when such prices are believed to reflect fair value. Bonds with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. Capstone Asset Management Company’s (“CAMCO” or the “Adviser”) fair valuation process is reviewed and refined by the Adviser’s Internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Directors.

Fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. The Adviser constructs and maintains a benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements. The Adviser obtains credit research and analysis from various industry sources, including an underwriter of mortgage bonds. The Market Approach is sensitive to changes in the yield of new church bond issues and the discount rate applied to the matrix. A reduced yield causes the price to increase. An increased discount rate causes the price to decrease.

When the bond issue becomes delinquent on sinking fund payments or when significant principal or balloon payments are due within the next three years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted. Pursuant to fair value procedures adopted by the Fund’s Board of Directors, the Adviser, under these circumstances, may determine an adjustment to the matrix price. The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

-	the general conditions in the church bond market and the overall financial market
-	the transaction price of any recent sales or purchases of the security
-	the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer
-	the estimated value of the underlying collateral
-	the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures also have specific provisions for treatment of defaulted bonds. When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities. The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

             - any current independent appraisal values

             - any current listing price

             - index adjusted appraisal values based on published real estate sources

             - estimated costs associated with the disposition of the property

             - risk adjusted discount rate

             - estimated time to sell in years

             - probability of foreclosure

The Income Approach is sensitive to changes in appraisal value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure. An increase in an appraisal value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease. Such movements in the appraisal value would be deemed to have the most significant impact on fair value under the Income Approach. An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease. A decrease to the aforementioned types of changes cause the fair value to increase.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly. As a result, it is reasonably possible that management's estimate of fair value may have significant changes in the near term.

Accounting principles generally accepted in the United States of America ("GAAP") establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1, and church mortgage bonds are generally categorized as Level 3. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Funds’ assets measured at fair value as of January 31, 2015:

	Investments in Securities
Fund Name	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$317,304,172	$–	$–	$317,304,172
Right*	–	91,724	–	91,724
Money Market Fund	1,863,623	–	–	1,863,623
Total	319,167,795	91,724	–	319,259,519
Steward International Enhanced Index Fund
Security Type
Common Stocks*	276,492,470	–	–	276,492,470
Money Market Fund	1,311,546	–	–	1,311,546
Total	277,804,016	–	–	277,804,016
Steward Select Bond Fund
Security Type
Corporate Bonds*	–	90,000,102	701,657	90,701,759
Municipal Bonds	–	997,630	–	997,630
U.S. Government Agencies	–	6,499,732	–	6,499,732
U.S. Government Agency Mortgage-Backed Obligations	–	17,443,824	–	17,443,824
U.S. Treasury Obligations	32,587,754	–	–	32,587,754
Money Market Fund	3,096,854	–	–	3,096,854
Total	35,684,608	114,941,288	701,657	151,327,553
Steward Global Equity Income Fund
Security Type
Common Stocks*	155,159,688	–	–	155,159,688
Money Market Fund	1,528,663	–	–	1,528,663
Total	156,688,351	–	–	156,688,351

* Please refer to the Schedule of Portfolio Investments to view common stocks, corporate bonds and rights segregated by industry type.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Balance as of November 1, 2014	$674,820
Accrued Accretion/(Amortization)	-
Change in Unrealized Appreciation/(Depreciation)*	26,837
Realized Gain/(Loss)	-
Net (Maturities)	-
Transfers In/(Out) of Level 3	-
Balance as of January 31, 2015	$701,657

* Change in unrealized appreciation/depreciation represents the amount for all Level 3 assets held as of October 31, 2014.

The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of January 31, 2015 from those used on April 30, 2014.

For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Item 2.   Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective as of a date within 90 days of the filing date of this report (the "Evaluation Date") based on their evaluation of the registrant's disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STEWARD FUNDS, INC.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date:	March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date:	March 20, 2015

By (Signature and Title)	/s/ Carla Homer
Carla Homer, Treasurer

Date:	March 20, 2015